Taxes - Schedule of Taxes Payable (Details) - USD ($)	Dec. 31, 2020	Jun. 30, 2020
Income Tax Disclosure [Abstract]
Corporate income tax payable	$ 3,610,097	$ 2,813,014
Other tax payable	2,910	1,397
Total taxes payable	$ 3,613,007	$ 2,814,411